Shareholders' equity	12 Months Ended
Dec. 31, 2018
Shareholders' equity [Member]
Disclosure of share capital, reserves and other equity interest [text block]
25 Shareholders’ equity
As of
January 1, 2018
, the effects of the application of IFRS
9
and IFRS
15
are the following:
(€ million)	Share capital	Retained Earnings	Other reserves	Net profit (loss)	Total
Carrying amount at December 31, 2017	4,005	35,966	4,685	3,374	48,030
Changes in accounting principles (IFRS 9)		294			294
Changes in accounting principles (IFRS 15)		(49)			(49)
Carrying amount at January 1, 2018	4,005	36,211	4,685	3,374	48,275

More information about the application of IFRS
9
and IFRS
15
is disclosed in note
3
 — Changes in accounting policies.

(€ million)	December 31, 2018	December 31, 2017
Share capital	4,005	4,005
Retained earnings	36,702	35,966
Cumulative currency translation differences	6,605	4,818
Legal reserve	959	959
Reserve for treasury shares	581	581
Reserve related to the fair value of cash flow hedging derivatives net of the tax effect	(9)	183
Reserve related to the defined benefit plans net of tax effect	(130)	(114)
Other comprehensive income on equity-accounted investments	66	90
Other comprehensive income on other investments	15
Other reserves	190	190
Treasury shares	(581)	(581)
Interim dividend	(1,513)	(1,441)
Net profit (loss) for the year	4,126	3,374
	51,016	48,030

Share capital
As of December 31, 2018, the parent company’s issued share capital consisted of  €4,005,358,876 represented by 3,634,185,330 ordinary shares without nominal value (same amounts as of December 31, 2017).

On May 10, 2018, Eni’s Shareholders’ Meeting resolved the distribution of a dividend of
€0.40
per share, with the exclusion of treasury shares held at the ex-dividend date, in full settlement of the 2017 dividend of
€0.40
per share, of which €
0.40
per share paid as interim dividend in 2017. The balance was paid on 23 May 2018, to shareholders on the register on 21 May 2018, record date on 22 May 2018. Total dividend per share in 2017 was
 €0.80.
Legal reserve
This reserve represents earnings restricted from the payment of dividends pursuant to Article 2430 of the Italian Civil Code. The legal reserve has reached the maximum amount required by the Italian Law.
Reserve for treasury shares
The reserve for treasury shares represents the reserve that was established in previous reporting period to repurchase the Company shares in accordance with resolutions at Eni’s Shareholders’ Meetings.
Other Comprehensive Income reserves
	Cash flow hedge derivatives			Defined benefit plans
(€ million)	Gross reserve	Deferred tax liabilities	Net reserve	Gross reserve	Deferred tax liabilities	Net reserve	Other comprehensive income on equity- accounted investments	Investments valued at fair value
Reserve as of December 31, 2017	240	(57)	183	(133)	19	(114)	90
Changes of the year	399	(116)	283	(15)	(2)	(17)	(24)	15
Foreign currency translation differences				1	(1)
Change in scope of consolidation				4	(3)	1
Reversal to inventories adjustments	(10)	3	(7)
Reclassification adjustments	(642)	174	(468)
Reserve as of December 31, 2018	(13)	4	(9)	(143)	13	(130)	66	15
Reserve as of December 31, 2016	246	(57)	189	(99)	(13)	(112)	21
Changes of the year	(59)	14	(45)	(33)	29	(4)	69
Foreign currency translation differences				(1)	3	2
Reclassification adjustments	53	(14)	39
Reserve as of December 31, 2017	240	(57)	183	(133)	19	(114)	90

Reserve related to investments valued at fair value does not include the effects of first application of IFRS 9 of  €
681
million recognized in retained earnings.

Other reserves
Other reserves related to: (i) a reserve of  €
127
 million representing the increase in Eni shareholders’ equity associated with a business combination under common control, whereby the parent company Eni SpA divested its subsidiaries; (ii) a reserve of  €
63
 million deriving from Eni SpA’s equity.
Cumulative foreign currency translation differences
The cumulative foreign currency translation differences arose from the translation of financial statements denominated in currencies other than euro.
Treasury shares
A total of
33,045,197 Eni’s ordinary shares (same amount as of December 31, 2017) were held in treasury for a total cost of  €581 million (same amount as of December 31, 2017).
On April 13, 2017, the Shareholders Meeting approved the Long-Term Monetary Incentive Plan 2017 – 2019 and empowered the Board of Directors to execute the Plan by authorizing it to dispose up to a maximum of 11 million of treasury shares in service of the Plan.
Interim dividend
The interim dividend for the year
2018
 amounted to €
1,513
 million corresponding to €
0.42
per share, as resolved by the Board of Directors on September
13
,
2018
, in accordance with Article
2433
-bis, paragraph
5
of the Italian Civil Code; the dividend was paid on September
26
,
2018
.
Distributable reserves
As of December
31
,
2018
, Eni shareholders’ equity included distributable reserves of approximately €
46
billion.
Reconciliation of net profit and shareholders’ equity of the parent company Eni SpA to consolidated net profit and shareholders’ equity

	Net profit		Shareholders’ equity
(€ million)	2018	2017	December 31, 2018	December 31, 2017
As recorded in Eni SpA’s Financial Statements	3,173	3,586	42,615	42,529
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company	(134)	(466)	7,183	6,110
Consolidation adjustments:
- difference between purchase cost and underlying carrying amounts of net equity		(1)	153	145
- adjustments to comply with Group account policies	862	202	2,000	719
- elimination of unrealized intercompany profits	177	(88)	(519)	(807)
- deferred taxation	59	144	(359)	(617)
	4,137	3,377	51,073	48,079
Non-controlling interest	(11)	(3)	(57)	(49)
As recorded in Consolidated Financial Statements	4,126	3,374	51,016	48,030